Revenue from contracts with customers	6 Months Ended
Dec. 31, 2021
Revenue from contracts with customers
Revenue from contracts with customers

6         Revenue from contracts with customers

6.1       Disaggregation of revenue from contracts with customers

The principal activity of the Group is the operation of men’s and women’s professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the on-going development of the Group. Consequently the chief operating decision maker (being the Board and executive officers of Manchester United plc) regards the Group as operating in one material segment, being the operation of professional football clubs.

All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
Sponsorship	35,215	37,780	71,484	74,286
Retail, merchandising, apparel & product licensing	29,193	24,832	57,289	48,028
Commercial	64,408	62,612	128,773	122,314
Domestic competitions	46,383	51,706	69,262	87,989
European competitions	38,266	55,421	56,813	65,054
Other	1,764	1,577	3,680	3,259
Broadcasting	86,413	108,704	129,755	156,302
Matchday	34,619	1,534	53,373	3,206
	185,440	172,850	311,901	281,822

All non-current assets, other than US deferred tax assets, are held within the United Kingdom.

6        Revenue from contracts with customers (continued)

6.2     Assets and liabilities related to contracts with customers

Details of movements on assets related to contracts with customers are as follows:

Current
contract assets
– accrued
revenue
£’000
At 1 July 2020	45,966
Recognized in revenue during the period	64,354
Cash received/amounts invoiced during the period	(44,525)
At 31 December 2020	65,795
Recognized in revenue during the period	37,563
Cash received/amounts invoiced during the period	(62,328)
Loss allowance	(486)
At 30 June 2021	40,544
Recognized in revenue during the period	66,055
Cash received/amounts invoiced during the period	(36,771)
At 31 December 2021	69,828

A contract asset (accrued revenue) is recognized if commercial, broadcasting or Matchday revenue performance obligations are satisfied prior to unconditional consideration being due under the contract.

The Group considered the current and expected future economic impact surrounding the COVID-19 pandemic and determined that there was no material impact on impairment of contract assets.

Details of movements on liabilities related to contracts with customers are as follows:

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2020	(171,574)	(18,759)	(190,333)
Recognized in revenue during the period	82,929	—	82,929
Cash received/amounts invoiced during the period	(43,815)	—	(43,815)
Reclassified to current during the period	(4,987)	4,987	—
At 31 December 2020	(137,447)	(13,772)	(151,219)
Recognized in revenue during the period	74,272	—	74,272
Cash received/amounts invoiced during the period	(63,979)	—	(63,979)
Reclassified to current during the period	9,170	(9,170)	—
At 30 June 2021	(117,984)	(22,942)	(140,926)
Recognized in revenue during the period	75,882	—	75,882
Cash received/amounts invoiced during the period	(115,497)	—	(115,497)
Reclassified to current during the period	1,668	(1,668)	—
At 31 December 2021	(155,931)	(24,610)	(180,541)

6        Revenue from contracts with customers (continued)

6.2     Assets and liabilities related to contracts with customers (continued)

Commercial, broadcasting and Matchday consideration which is received in advance of the performance obligation being satisfied is treated as a contract liability (deferred revenue). The deferred revenue is then recognized as revenue when the performance obligation is satisfied. The Group receives substantial amounts of deferred revenue prior to the previous financial year end which is then recognized as revenue throughout the current and, where applicable, future financial years.